FAEGRE & BENSON LLP
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                                                        May 7, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, D.C. 20549

         Re: The Jundt Growth Fund, Inc. - SEC File Nos. 33-98182 and 811-06317 Filing of Prospectus and Statement of Additional Information pursuant to Rule 497(j)

Ladies and Gentlemen:

         On behalf of The Jundt Growth Fund, Inc., a Minnesota corporation (the "Company"), in connection with the registration of the Company as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the registration of the Company's common shares under the Securities Act of 1933, as amended (the "1933 Act"), the Company hereby certifies, pursuant to Rule 497(j) under the 1933 Act, that the form of the Company's Prospectus dated May 1, 2001 and Statement of Additional Information dated May 1, 2001 would not have differed from that contained in Post-Effective Amendment No. 6 to the Company's Registration Statement on Form N-1A filed electronically pursuant to the EDGAR system on April 30, 2001.


                                                          Very truly yours,

                                                          /s/ Mark M. Strefling

                                                          Mark M. Strefling